RELATED-PARTY TRANSACTIONS (Details) $ in Millions	8 Months Ended
Dec. 31, 2025 USD ($)
RELATED-PARTY TRANSACTIONS
Related party transaction	$ 0.0
Toloka Group, Inc | Data Labeling Services
RELATED-PARTY TRANSACTIONS
Amounts of Transaction	0.6
Toloka Group, Inc | Transitional Services
RELATED-PARTY TRANSACTIONS
Amounts of Transaction	0.8
Toloka Group, Inc | Cloud Services
RELATED-PARTY TRANSACTIONS
Amounts of Transaction	$ 0.1